TWEEDY, BROWNE VALUE FUND
Tweedy, Browne Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE VALUE FUND TWEEDY, BROWNE VALUE FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TWEEDY, BROWNE VALUE FUND TWEEDY, BROWNE VALUE FUND
Management fees	1.25%
Distribution (12b-1) fees	none
Other expenses	0.12%
Acquired fund fees and expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.38%
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%
[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[2]	The Adviser has voluntarily agreed, through at least July 31, 2020, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne Global Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2020 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example	TWEEDY, BROWNE VALUE FUND TWEEDY, BROWNE VALUE FUND USD ($)
Expense Example, with Redemption, One Year	$ 139
Expense Example, with Redemption, Three Years	436
Expense Example, with Redemption, Five Years	754
Expense Example, with Redemption, Ten Years	$ 1,657

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2019, the Fund’s portfolio turnover rate was 9%.
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value;
  low price-to-earnings ratio;
  low price-to-cash-flow ratio;
  above-average dividend yield;
  low price-to-sales ratio as compared to other companies in the same industry;
  low corporate leverage;
  low share price;
  purchases of a company’s own stock by the company’s officers and directors;
  company share repurchases;
  a stock price that has declined significantly from its previous high price; and/or small market capitalization.
The Fund invests primarily in U.S. and foreign equity securities. The Fund is diversified by issuer and industry, and where practicable, in light of operational and regulatory considerations, seeks to reduce currency risk on its foreign investments by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries. The Fund may have some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.
Principal Risks
Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Small- and Mid-Cap Companies. The Fund may at times invest to a significant extent in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations and contractual and other rights in foreign countries less securities regulation
  less well-established contract law
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities markets in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

Emerging Markets Risk. In addition to the risks relating to foreign securities, securities of issuers located in emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. There may be little financial information available about emerging market issuers. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

Currency Hedging Risk. The Fund’s practice of hedging perceived currency risk in foreign securities where practicable tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund.
Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. For the period from the Fund’s inception through 2006, the Fund chose the S&P 500 Index as its benchmark. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% of its assets in U.S. securities, and so the Fund chose the MSCI World Index (Hedged to U.S.$) as its benchmark for periods starting January 1, 2007. Effective July 29, 2013, the Fund removed the 50% requirement, and continues to use the MSCI World Index (Hedged to U.S.$) as its benchmark. The S&P 500/MSCI World Index (Hedged to U.S.$) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S.$), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods from December 8, 1993 through December 31, 2006, and the performance of the MSCI World Index (Hedged to U.S.$) beginning January 1, 2007 and thereafter. Absent any applicable agreements to waive and/or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Value Fund Calendar Year Total Returns(1)

(1) The 2019 year-to-date return for the Value Fund through June 30, 2019 was 11.72%.

As of December 31, 2018
Best Quarterly Return (10 year period and since inception)	16.18% (2nd Quarter, 2009)

Worst Quarterly Return (10 year period)	(12.95)% (3rd Quarter, 2011)

Worst Quarterly Return (since inception)	(17.42)% (3rd Quarter, 2002)

Average Annual Total Return for Periods Ended December 31, 2018
Average Annual Total Returns - TWEEDY, BROWNE VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
TWEEDY, BROWNE VALUE FUND	(6.39%)	3.31%	8.73%	7.91%	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions	(10.87%)	1.45%	7.33%	6.77%	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares	(0.78%)	2.46%	7.11%	6.68%	Dec. 08, 1993
MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	(6.59%)	6.38%	10.35%	7.09%	Dec. 08, 1993
S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	(6.59%)	6.38%	10.35%	7.89%	Dec. 08, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from December 8, 1993 through March 31, 1999 and from December 1, 2017 to December 31, 2018.